Offerings - Offering: 1	May 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $.01 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	8.24
Maximum Aggregate Offering Price	$ 41,200,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,689.72
Offering Note	(1) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (this "Registration Statement") shall also cover any additional shares of Common Stock, par value $0.01 per share (the "Common Stock"), of Piedmont Realty Trust, Inc. (the "Registrant") that become issuable under the Registrant's Third Amended and Restated Omnibus Incentive Plan by reason of any stock dividend, stock split, recapitalization or any other similar transaction that results in an increase in the number of the Registrant's outstanding shares of Common Stock. (2) Estimated in accordance with Rule 457(c) and 457(h) solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Common Stock as reported on The New York Stock Exchange on May 5, 2026.